Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses
Selling general and administrative	$ 18,166,191	$ 8,676,634	$ 45,758,335	$ 51,201,322	$ 29,097,302	$ 14,604,261
Depreciation and amortization	13,904,384	2,914,328	23,756,888	6,222,917	10,421,000	7,456,438
Change in fair value of contingent consideration			0	0	(1,103,012)	(2,100,000)
Total operating expenses	42,841,872	16,710,146	85,171,953	67,640,318	113,401,582	77,562,035
(Loss) Income from operations	(3,379,335)	6,313,259	(27,611,483)	(20,597,401)	16,611,358	16,389,086
Revenue
Revenue	39,462,537	23,023,405	57,560,470	47,042,917	130,012,940	93,951,121
Other (expense) income
Interest expense	(3,517,785)	(1,448,892)	(5,921,893)	(3,145,167)	(6,072,837)	(5,706,232)
Change in fair value of tax receivable liability	(541,963)		(1,638,465)
Other income	39,048	19	(1,379,824)	38	(1,078)	(1,234,610)
Total other (expense) income	(4,020,700)	(1,448,873)	(8,940,182)	(3,145,129)	(6,073,915)	(6,940,842)
(Loss) income before income tax expense	(7,400,035)	4,864,386	(36,551,665)	(23,742,530)	10,537,443	9,448,244
Income tax benefit	1,115,592		4,990,989
Net income (loss)	(6,284,443)	4,864,386	(31,560,676)	(23,742,530)	10,537,443	9,448,244
Less: Net (loss) income attributable to non-controlling interests	(2,852,399)		(15,271,043)
Net (loss) income attributable to the Company	$ (3,432,044)	4,864,386	$ (16,289,633)	(23,742,530)	10,537,443	9,448,244
Earnings (loss) per Class A share:
Basic and diluted	$ (0.09)		$ (0.46)
Weighted-average shares outstanding:
Basic and diluted	37,624,829		35,731,220
Processing and Service Fees
Revenue
Revenue			$ 57,560,470	47,042,917	82,186,411	57,062,810
Interchange and Network Fees
Operating Expenses
Cost of revenue					47,826,529	36,888,311
Revenue
Revenue					47,826,529	36,888,311
Other Costs of Services
Operating Expenses
Cost of revenue			$ 15,656,730	$ 10,216,079	$ 27,159,763	$ 20,713,025
Service [Member]
Operating Expenses
Cost of revenue	$ 10,771,297	$ 5,119,184